Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of transaction with related parties

	December 31, 2023	December 31, 2022
Assets:
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	4,500	4,500
Ambipar Bank Intermediação de Negócios, Pagamentos e Participações S.A.	1	196
Ambipar R&D Pesquisa e Desenvolvimento Ltda	43	43
Ambipar Logistics Ltda	1,815	1,815
Environmental ESG Participações S.A.	12,595	9,095
Ambipar Eco Products S.A.	2,229	2,229
Ambipar Workforce Solution Mão de Obra Temp. Ltda	6,094	6,078
Ambipar Environmental Solutions - Soluções Ambientais Ltda	1,154	1,154
Ambipar Environment Waste Logistics Ltda	717	943
Ambipar Environment Reverse Manufacturing S.A.	34	34
Ambipar ESG Brasil S.A.	30	—
Ambipar Insurance - Corretora de Seguros LTDA	—	42
Ambipar Coprocessing Ltda	2	2
Disal Chile Sanitarios Portables Ltda	96	—
Disal Chile Servicios Integrales Ltda	—	49
Gestión de Servicios Ambientales S.A.C.	12	—
	29,322	26,180
Liabilities:
Dividends payable:
Controlling shareholder	38,355	69,509
Non-controlling shareholders	19,009	7,400
	57,364	76,909
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	564,571	703,165
Ambipar Eco Products S.A.	2,209	2,212
Ambipar Environment Waste Logistics Ltda	1,296	1,088
Ambipar Environmental Solutions - Soluções Ambientais Ltda	3,203	1,332
Environmental ESG Participações S.A.	9,747	9,731
Disal Chile Sanitarios Portables Ltda	153	199
Disal Chile Servicios Integrales Ltda	204	—
Gestión de Servicios Ambientales S.A.C.	255	165
Recitotal Com. Serv Ltda	8	—
Ambipar R&D Pesquisa e Densenvolvimento Ltda	99	58
Ambipar Logístics Ltda	2,145	2,014
Ambipar Green Tech Ltda	93	19
Ambipar Compliance Solutions S.A.	3	3
Ambipar Environmental Centroeste S.A.	143	4
Ambipar Worforce Solution Mão de Obra Temporária Ltda	5,578	5,578
Ambipar Environment Reverse Manufacturing S.A.	1	1
Brasil Coleta Gerenciamento de Resíduos Ltda	700	700
Ambipar Environmental Mining Ltda.	89	—
Ambipar Environmental Nordeste Ltda	8	—
Ambipar Bank Intermediação de negócios, pag e Part S.A.	30,337	43,523
	620,842	769,792

Remuneration of key personnel	77,267	35,263
The remuneration of key personnel is recorded in profit or loss under employee benefits.
Loans
They comprise checking account transactions carried out exclusively between wholly owned subsidiaries of the Group Response’s parent company, Ambipar Participações e Empreendimentos S.A., i.e., subsidiaries over which the parent company has full control. These transactions, whose contracts are for an indefinite period and without remuneration, are carried out and are characterized by the concept of cash centralization, i.e., single cash, aiming at better management of financial resources for the Ambipar Group.

	December 31, 2023	December 31, 2022
Statement of income (business transactions)
Revenues
Disal Chile Sanitarios Portables Ltda.	125	24
	125	24
Costs
Disal Chile Sanitarios Portables Ltda.	(603)	—
	(603)	—
Net Income (loss)	(478)	24